Organization and Plan of Business Operations - Business Combination and Liquidity (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) item	Dec. 31, 2017 USD ($) item $ / shares	Aug. 30, 2018 USD ($)	Aug. 11, 2017 USD ($)
Business Combination
Business combination, redemption valuation period prior to consummation		2 days
Liquidity
Working capital deficit	$ 7,984,620	$ 3,634,283
Deferred accrued expenses	7,239,714	3,774,090
Note payable to Sponsor	$ 700,000	100,000
Promissory note amount		$ 100,000	$ 850,000	$ 300,000
Maximum
Business Combination
Uncompleted business combination, wind-up period		10 days
Minimum
Business Combination
Number of target businesses for Business Combination | item	1	1
Class A | Maximum
Business Combination
Percent of aggregate public shares that may be redeemed by a shareholder		15.00%
Assets held in trust
Business Combination
Price of units (in dollars per unit) | $ / shares		$ 10.00
Assets held in trust | Maximum
Business Combination
Portion of interest income allowed to pay dissolution expenses		$ 50,000
Assets held in trust | Minimum
Business Combination
Business combination, fair value percent of assets held in trust	80.00%	80.00%